Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
OPERATING ACTIVITIES
Net income	$ 13,480	$ 136,114
Non-cash and non-operating items:
Depreciation and amortization	176,669	200,205
Unrealized (gain) loss on derivative instruments (note 10)	34,608	(22,373)
(Write-down) and gain (loss) on sale of assets (note 13)	(88,098)	(171,548)
Settlement of Asset Retirement Obligations Through Noncash Payments, Amount	(32,950)	0
Gain on commencement of sales-type lease (note 3)	0	(44,943)
Equity income, net of dividends received $39,089 (2020 - $32,297)	(64,544)	(29,751)
Foreign currency exchange loss and other	9,647	33,747
Receipts from direct financing and sales-type leases	11,108	337,363
Change in other operating assets and liabilities	(87,030)	92,310
Increase (Decrease) in Asset Retirement Obligations	(1,419)	(15,207)
Expenditures for dry docking	34,131	9,623
Net operating cash flow	44,320	894,136
Supplemental Cash Flow Elements [Abstract]
Proceeds from Dividends Received	39,089	32,297
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	491,227	1,109,267
Early Repayment of Long-Term Debt	(251,543)	(1,639,223)
Scheduled repayments of long-term debt	(182,837)	(267,953)
Proceeds from short-term debt	35,000	235,000
Prepayment of short-term debt	(25,000)	(265,000)
Proceeds from Lease Payment, Sales-Type and Direct Financing Leases, Financing Activity	72,065	0
Prepayment of obligations related to finance leases	(185,514)	0
Repayments of obligations related to finance leases	66,661	71,135
Payments for Repurchase of Equity	0	15,635
Distributions paid from subsidiaries to non-controlling interests	(64,281)	(58,081)
Other financing activities	(1,041)	(798)
Net financing cash flow	(178,585)	(973,558)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(40,506)	(18,468)
Proceeds from sale of vessels and equipment (note 13)	44,675	60,915
Proceeds from the sale of assets, net of cash sold (note 13)	0	24,977
Repayment of Notes Receivable from Related Parties	11,830	4,650
Other investing activities	0	(6,430)
Net investing cash flow	15,999	65,644
(Decrease) in cash, cash equivalents, restricted cash and cash held for sale	(118,266)	(13,778)
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning balance	405,890	456,325
Cash, cash equivalents, restricted cash and restricted cash equivalents, ending balance	$ 287,624	$ 442,547